Depreciation/amortization and impairment - By function (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation/amortization
Depreciation/amortization	kr (2,446)	kr (2,089)	kr (1,672)
Impairment/reversal of impairment
Impairment/reversal of impairment	149	3	(7)
TOTAL DEPRECIATION/AMORTIZATION AND IMPAIRMENT/REVERSAL OF IMPAIRMENT FOR THE YEAR	(2,297)	(2,086)	(1,679)
Cost of services provided and equipment sold
Depreciation/amortization
Depreciation/amortization	(1,795)	(1,441)	(1,253)
Impairment/reversal of impairment
Impairment/reversal of impairment	149	3	(7)
Selling expenses
Depreciation/amortization
Depreciation/amortization	(131)	(82)	(80)
Administrative expenses
Depreciation/amortization
Depreciation/amortization	kr (520)	kr (566)	kr (339)